Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2014
Fair Value of Financial Instruments [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value
Assets and liabilities measured at fair value at June 30, 2014 are summarized below (unaudited):

	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant other observable inputs (Level 2)	Significant Unobservable inputs (Level 3)
Assets:
Trading securities	$683	-	-
Available-for-sale securities:
Corporate debentures	8,263	-	-
US government or government
agencies' debentures	785	-	-
Fair value of derivatives	-	678	-

Total at June 30, 2014	$9,731	$678	-

Liabilities:
Contingent consideration in respect of acquisition	-	-	$3,980
Fair value of derivatives	-	415	-
at June 30, 2014	-	$415	$3,980

Assets and liabilities measured at fair value at December 31, 2013 are summarized below (audited):

	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant other observable inputs (Level 2)	Significant Unobservable inputs (Level 3)
Assets:
Trading securities	$622	$-	$-
Available-for-sale securities:
Corporate debentures	8,953	-	-
US government or government
agencies' debentures	423	-	-
Fair value of derivatives	-	1,369

Total at December 31, 2013	$9,998	$1,369	$-
Liabilities:

Contingent consideration in respect
of acquisition	-	-	3,820
Fair value of derivatives	$-	$713	$-

Schedule Of Gross Unrealized Losses On Investment Securities
Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

At June 30, 2014 (unaudited)
	Unrealized losses (all less than 12 months)	Fair value
Available for sale:
Corporate debentures	(5)	1,553

Total at June 30, 2014 (unaudited)	(5)	1,553

At December 31, 2013 (audited)
	Unrealized losses (all less than 12 months)	Fair value
Available for sale:
Corporate debentures	(57)	4,319

Total at December 31, 2013 (audited)	(57)	4,319